Called up share capital and other equity instruments - Maximum obligation to deliver HSBC Holdings ordinary shares (Details) - shares	Dec. 31, 2018	Dec. 31, 2017
Share Capital, Reserves And Other Equity Interest [Abstract]
Maximum shares required to deliver all outstanding options (in shares)	152,667,912	169,615,437
Number of shares held in employee benefit trust (in shares)	5,928,890	5,883,444